JPMorgan U.S. Small Company Fund
Schedule of Portfolio Investments as of September 30, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.8%
Air Freight & Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc. *	27	2,542
Hub Group, Inc., Class A *	20	1,387
Radiant Logistics, Inc. *	64	364
		4,293
Airlines — 0.1%
SkyWest, Inc. *	77	1,255
Auto Components — 0.1%
Goodyear Tire & Rubber Co. (The) *	13	135
Lear Corp.	9	1,005
		1,140
Automobiles — 0.0% ^
Winnebago Industries, Inc.	2	122
Banks — 11.4%
1st Source Corp.	15	718
Atlantic Union Bankshares Corp.	13	381
Bancorp, Inc. (The) *	23	508
Banner Corp.	49	2,917
Brookline Bancorp, Inc.	281	3,276
Business First Bancshares, Inc.	31	659
Byline Bancorp, Inc.	65	1,312
Cadence Bank	71	1,796
Capital City Bank Group, Inc.	21	647
Capstar Financial Holdings, Inc.	75	1,393
Cathay General Bancorp	26	1,003
Central Pacific Financial Corp.	77	1,603
Coastal Financial Corp. *	16	634
Columbia Banking System, Inc.	81	2,345
Community Bank System, Inc.	12	739
ConnectOne Bancorp, Inc.	44	1,015
Customers Bancorp, Inc. *	48	1,403
CVB Financial Corp.	138	3,489
Eastern Bankshares, Inc.	354	6,962
Enterprise Financial Services Corp.	23	1,017
Equity Bancshares, Inc., Class A	18	533
Financial Institutions, Inc.	6	154
First BanCorp (Puerto Rico)	75	1,030
First Bancshares, Inc. (The)	7	206
First Citizens BancShares, Inc., Class A	1	1,171
First Commonwealth Financial Corp.	104	1,341
First Financial Bankshares, Inc.	19	813
First Financial Corp.	16	723
First Internet Bancorp	15	521
First Interstate BancSystem, Inc., Class A	23	947
First Merchants Corp.	66	2,545
First Western Financial, Inc. *	3	76

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Banks — continued
Glacier Bancorp, Inc.	28	1,385
Hancock Whitney Corp.	50	2,300
HarborOne Bancorp, Inc.	28	373
Heritage Commerce Corp.	75	845
Home BancShares, Inc.	117	2,638
HomeTrust Bancshares, Inc.	21	460
Hope Bancorp, Inc.	5	58
Independent Bank Corp.	33	2,460
Independent Bank Corp.	30	565
Independent Bank Group, Inc.	13	786
MVB Financial Corp.	3	77
National Bank Holdings Corp., Class A	10	370
Nicolet Bankshares, Inc. *	2	162
OceanFirst Financial Corp.	234	4,359
OFG Bancorp (Puerto Rico)	84	2,110
Old National Bancorp	196	3,233
Old Second Bancorp, Inc.	116	1,509
Origin Bancorp, Inc.	7	258
Peapack-Gladstone Financial Corp.	35	1,164
Peoples Bancorp, Inc.	10	284
Pinnacle Financial Partners, Inc.	26	2,076
Popular, Inc. (Puerto Rico)	68	4,930
Premier Financial Corp.	11	288
QCR Holdings, Inc.	11	565
Republic Bancorp, Inc., Class A	4	142
Sandy Spring Bancorp, Inc.	16	549
Silvergate Capital Corp., Class A *	6	475
Simmons First National Corp., Class A	21	449
SmartFinancial, Inc.	15	372
South Plains Financial, Inc.	3	94
Southside Bancshares, Inc.	11	400
SouthState Corp.	43	3,410
TriCo Bancshares	31	1,375
Trustmark Corp.	9	276
UMB Financial Corp.	25	2,101
United Community Banks, Inc.	29	947
Valley National Bancorp	13	135
Veritex Holdings, Inc.	64	1,705
Washington Federal, Inc.	85	2,546
Webster Financial Corp.	10	451
Westamerica BanCorp	10	498
Western Alliance Bancorp	23	1,528
Wintrust Financial Corp.	32	2,618
		97,203
Biotechnology — 8.8%
2seventy bio, Inc. * (a)	142	2,068
ACADIA Pharmaceuticals, Inc. *	48	790

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Biotechnology — continued
Alkermes plc *	59	1,309
Amicus Therapeutics, Inc. *	458	4,785
Arrowhead Pharmaceuticals, Inc. *	46	1,510
Atara Biotherapeutics, Inc. *	263	994
Beam Therapeutics, Inc. *	27	1,296
Biohaven Pharmaceutical Holding Co. Ltd. *	13	1,965
Bluebird Bio, Inc. *	15	93
Bridgebio Pharma, Inc. *	25	253
CareDx, Inc. *	64	1,089
Catalyst Pharmaceuticals, Inc. *	606	7,780
Coherus Biosciences, Inc. *	382	3,670
CTI BioPharma Corp. * (a)	284	1,651
Decibel Therapeutics, Inc. * (a)	2	7
Eiger BioPharmaceuticals, Inc. *	81	613
Emergent BioSolutions, Inc. *	6	122
Enanta Pharmaceuticals, Inc. *	51	2,651
Fate Therapeutics, Inc. *	138	3,093
Global Blood Therapeutics, Inc. *	27	1,811
Heron Therapeutics, Inc. * (a)	154	649
Insmed, Inc. *	12	259
Intellia Therapeutics, Inc. *	46	2,591
Intercept Pharmaceuticals, Inc. * (a)	144	2,005
iTeos Therapeutics, Inc. *	202	3,842
Kura Oncology, Inc. *	190	2,593
Kymera Therapeutics, Inc. *	52	1,139
Ligand Pharmaceuticals, Inc. *	20	1,679
Madrigal Pharmaceuticals, Inc. *	22	1,436
Protagonist Therapeutics, Inc. *	75	635
Relay Therapeutics, Inc. *	168	3,751
Replimune Group, Inc. *	117	2,017
REVOLUTION Medicines, Inc. *	100	1,978
Sana Biotechnology, Inc. * (a)	1	8
Sutro Biopharma, Inc. *	13	70
Syndax Pharmaceuticals, Inc. *	137	3,290
TG Therapeutics, Inc. *	148	874
Travere Therapeutics, Inc. *	129	3,191
Tyra Biosciences, Inc. * (a)	195	1,717
Xencor, Inc. *	139	3,623
Y-mAbs Therapeutics, Inc. *	4	50
		74,947
Building Products — 0.4%
UFP Industries, Inc.	47	3,413
Capital Markets — 1.6%
AssetMark Financial Holdings, Inc. *	27	492
Blucora, Inc. *	126	2,446
Cowen, Inc., Class A (a)	55	2,143

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Capital Markets — continued
Donnelley Financial Solutions, Inc. *	34	1,274
Focus Financial Partners, Inc., Class A *	44	1,388
PJT Partners, Inc., Class A	41	2,706
Stifel Financial Corp.	28	1,465
Victory Capital Holdings, Inc., Class A	42	970
Virtus Investment Partners, Inc.	3	415
		13,299
Chemicals — 1.6%
AdvanSix, Inc.	47	1,504
Avient Corp.	52	1,588
Cabot Corp.	47	2,984
Ecovyst, Inc. *	30	255
HB Fuller Co.	35	2,087
Ingevity Corp. *	40	2,413
Minerals Technologies, Inc.	13	621
Orion Engineered Carbons SA (Germany)	104	1,395
Tronox Holdings plc, Class A	67	827
		13,674
Commercial Services & Supplies — 1.9%
ABM Industries, Inc.	57	2,169
Brink's Co. (The)	13	610
Ennis, Inc. (a)	16	315
GEO Group, Inc. (The), REIT * (a)	151	1,163
Healthcare Services Group, Inc.	25	302
Heritage-Crystal Clean, Inc. *	18	544
MillerKnoll, Inc.	159	2,482
Steelcase, Inc., Class A	184	1,198
Tetra Tech, Inc.	35	4,460
UniFirst Corp.	16	2,793
		16,036
Communications Equipment — 2.0%
Calix, Inc. *	67	4,109
CommScope Holding Co., Inc. *	1,068	9,836
Extreme Networks, Inc. *	210	2,743
		16,688
Construction & Engineering — 3.2%
Argan, Inc.	93	3,005
Comfort Systems USA, Inc.	76	7,358
EMCOR Group, Inc.	54	6,271
MasTec, Inc. *	56	3,569
MYR Group, Inc. *	61	5,145
Primoris Services Corp.	136	2,200
		27,548
Construction Materials — 0.1%
Summit Materials, Inc., Class A *	48	1,160

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Consumer Finance — 0.3%
Encore Capital Group, Inc. *	43	1,965
PROG Holdings, Inc. *	17	254
		2,219
Containers & Packaging — 0.2%
Greif, Inc., Class A	14	809
O-I Glass, Inc. *	66	861
		1,670
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc. *	82	2,989
Chegg, Inc. *	303	6,388
Coursera, Inc. *	14	149
Perdoceo Education Corp. *	160	1,650
		11,176
Diversified Telecommunication Services — 1.1%
Bandwidth, Inc., Class A *	61	727
EchoStar Corp., Class A * (a)	146	2,398
Liberty Latin America Ltd., Class C (Chile) *	817	5,026
Ooma, Inc. *	100	1,229
		9,380
Electric Utilities — 1.0%
ALLETE, Inc.	9	440
IDACORP, Inc.	22	2,208
PNM Resources, Inc.	22	1,001
Portland General Electric Co.	87	3,804
Via Renewables, Inc. (a)	130	896
		8,349
Electrical Equipment — 1.9%
Atkore, Inc. *	92	7,127
AZZ, Inc.	14	497
Bloom Energy Corp., Class A *	48	966
Encore Wire Corp.	31	3,616
Powell Industries, Inc.	42	875
SunPower Corp. * (a)	38	887
Sunrun, Inc. *	71	1,967
		15,935
Electronic Equipment, Instruments & Components — 2.2%
Benchmark Electronics, Inc.	222	5,499
Fabrinet (Thailand) *	29	2,728
Insight Enterprises, Inc. *	6	536
OSI Systems, Inc. *	88	6,325
ScanSource, Inc. *	134	3,539
		18,627
Energy Equipment & Services — 0.9%
Archrock, Inc.	37	236

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Energy Equipment & Services — continued
ChampionX Corp.	131	2,570
Helix Energy Solutions Group, Inc. *	58	223
NexTier Oilfield Solutions, Inc. *	196	1,447
Oceaneering International, Inc. *	90	712
Oil States International, Inc. *	74	287
Patterson-UTI Energy, Inc.	143	1,675
ProPetro Holding Corp. *	61	493
Select Energy Services, Inc., Class A *	40	281
		7,924
Entertainment — 0.3%
Cinemark Holdings, Inc. *	34	407
Lions Gate Entertainment Corp., Class A *	233	1,732
		2,139
Equity Real Estate Investment Trusts (REITs) — 4.6%
Agree Realty Corp.	58	3,906
Alexander & Baldwin, Inc.	65	1,070
American Assets Trust, Inc.	15	385
Apple Hospitality REIT, Inc.	139	1,953
Broadstone Net Lease, Inc.	33	511
Centerspace	10	673
Community Healthcare Trust, Inc.	17	547
Corporate Office Properties Trust	44	1,020
DiamondRock Hospitality Co.	23	175
Equity Commonwealth	89	2,168
Essential Properties Realty Trust, Inc.	30	587
First Industrial Realty Trust, Inc.	33	1,474
Four Corners Property Trust, Inc.	15	358
Getty Realty Corp.	32	863
Gladstone Commercial Corp.	32	497
Global Medical REIT, Inc.	24	202
Healthcare Realty Trust, Inc.	130	2,713
Highwoods Properties, Inc.	11	299
Independence Realty Trust, Inc.	57	952
Kite Realty Group Trust	100	1,721
National Storage Affiliates Trust	64	2,682
Paramount Group, Inc.	62	389
Pebblebrook Hotel Trust	25	356
Phillips Edison & Co., Inc.	35	976
Physicians Realty Trust	53	799
Piedmont Office Realty Trust, Inc., Class A	63	670
Plymouth Industrial REIT, Inc.	15	252
PotlatchDeltic Corp.	30	1,219
Retail Opportunity Investments Corp.	97	1,335
RLJ Lodging Trust	62	627
Ryman Hospitality Properties, Inc.	17	1,258
Sabra Health Care REIT, Inc.	29	383

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Equity Real Estate Investment Trusts (REITs) — continued
SITE Centers Corp.	179	1,915
STAG Industrial, Inc.	26	745
Terreno Realty Corp.	27	1,457
UMH Properties, Inc.	15	239
Xenia Hotels & Resorts, Inc.	125	1,724
		39,100
Food & Staples Retailing — 0.7%
Andersons, Inc. (The)	58	1,799
BJ's Wholesale Club Holdings, Inc. *	25	1,835
SpartanNash Co.	6	168
Sprouts Farmers Market, Inc. *	83	2,309
		6,111
Food Products — 0.9%
Darling Ingredients, Inc. *	112	7,427
Gas Utilities — 0.9%
Chesapeake Utilities Corp.	3	312
New Jersey Resources Corp.	107	4,125
Northwest Natural Holding Co.	33	1,453
ONE Gas, Inc.	26	1,841
Southwest Gas Holdings, Inc.	2	155
Spire, Inc.	3	164
		8,050
Health Care Equipment & Supplies — 4.8%
Alphatec Holdings, Inc. *	288	2,518
AngioDynamics, Inc. *	178	3,638
Axonics, Inc. *	130	9,166
Bioventus, Inc., Class A * (a)	86	600
Cardiovascular Systems, Inc. *	224	3,096
Inspire Medical Systems, Inc. *	27	4,837
LivaNova plc *	72	3,671
Nevro Corp. *	14	634
NuVasive, Inc. *	37	1,622
SeaSpine Holdings Corp. *	103	586
Shockwave Medical, Inc. *	17	4,810
STAAR Surgical Co. *	36	2,561
Varex Imaging Corp. *	29	609
ViewRay, Inc. *	363	1,320
Zynex, Inc. (a)	146	1,328
		40,996
Health Care Providers & Services — 2.7%
AdaptHealth Corp. *	160	3,003
AMN Healthcare Services, Inc. *	15	1,632
Fulgent Genetics, Inc. *	48	1,845
HealthEquity, Inc. *	20	1,317
Joint Corp. (The) *	25	395

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
ModivCare, Inc. *	2	199
OPKO Health, Inc. * (a)	405	764
Option Care Health, Inc. *	294	9,267
Progyny, Inc. *	90	3,338
Tenet Healthcare Corp. *	26	1,329
		23,089
Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc. *	94	1,431
Evolent Health, Inc., Class A *	32	1,161
Health Catalyst, Inc. *	91	882
NextGen Healthcare, Inc. *	173	3,062
		6,536
Hotels, Restaurants & Leisure — 2.0%
Bloomin' Brands, Inc.	155	2,845
Boyd Gaming Corp.	58	2,770
Marriott Vacations Worldwide Corp.	27	3,302
Red Rock Resorts, Inc., Class A	149	5,108
SeaWorld Entertainment, Inc. *	60	2,708
		16,733
Household Durables — 1.4%
Helen of Troy Ltd. *	6	569
LGI Homes, Inc. *	8	651
Meritage Homes Corp. *	35	2,494
Sonos, Inc. *	77	1,065
Taylor Morrison Home Corp. *	123	2,871
TopBuild Corp. *	24	3,905
Tri Pointe Homes, Inc. *	50	764
		12,319
Household Products — 0.1%
Central Garden & Pet Co., Class A *	20	673
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc.	28	808
Clearway Energy, Inc., Class C	35	1,118
		1,926
Insurance — 0.9%
American Equity Investment Life Holding Co.	6	208
Employers Holdings, Inc.	34	1,159
Kinsale Capital Group, Inc.	10	2,529
RLI Corp.	35	3,634
		7,530
Interactive Media & Services — 0.7%
EverQuote, Inc., Class A *	17	113

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Interactive Media & Services — continued
QuinStreet, Inc. *	164	1,726
Yelp, Inc. *	115	3,886
		5,725
IT Services — 1.9%
CSG Systems International, Inc.	47	2,459
DigitalOcean Holdings, Inc. * (a)	51	1,842
EVERTEC, Inc. (Puerto Rico)	12	376
Information Services Group, Inc.	405	1,929
International Money Express, Inc. *	180	4,101
Perficient, Inc. *	81	5,289
		15,996
Leisure Products — 0.4%
Acushnet Holdings Corp.	76	3,305
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp. *	18	125
Medpace Holdings, Inc. *	20	3,234
		3,359
Machinery — 1.7%
Altra Industrial Motion Corp.	56	1,889
Douglas Dynamics, Inc.	41	1,131
EnPro Industries, Inc.	7	603
Hillenbrand, Inc.	69	2,534
Kadant, Inc.	11	1,814
Mueller Industries, Inc.	42	2,514
Terex Corp.	13	392
Wabash National Corp.	241	3,749
		14,626
Marine — 0.1%
Eagle Bulk Shipping, Inc.	11	492
Safe Bulkers, Inc. (Greece) (a)	133	329
		821
Media — 0.7%
AMC Networks, Inc., Class A *	68	1,376
Cardlytics, Inc. *	46	430
Gray Television, Inc.	53	759
John Wiley & Sons, Inc., Class A	19	715
Sinclair Broadcast Group, Inc., Class A	116	2,102
Thryv Holdings, Inc. *	36	826
		6,208
Metals & Mining — 1.1%
Alpha Metallurgical Resources, Inc.	7	944
Arconic Corp. *	73	1,245
ATI, Inc. *	25	660
Coeur Mining, Inc. *	99	338

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Metals & Mining — continued
Commercial Metals Co.	105	3,711
Constellium SE *	117	1,189
Materion Corp.	7	578
Olympic Steel, Inc.	7	161
Schnitzer Steel Industries, Inc., Class A	22	621
		9,447
Mortgage Real Estate Investment Trusts (REITs) — 1.5%
Arbor Realty Trust, Inc.	55	638
Ares Commercial Real Estate Corp.	179	1,872
Blackstone Mortgage Trust, Inc., Class A	135	3,146
Dynex Capital, Inc.	161	1,872
Ellington Financial, Inc.	24	269
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6	195
KKR Real Estate Finance Trust, Inc.	179	2,905
Ladder Capital Corp.	126	1,125
Ready Capital Corp.	52	527
Redwood Trust, Inc. (a)	41	237
TPG RE Finance Trust, Inc.	29	203
		12,989
Multiline Retail — 0.2%
Dillard's, Inc., Class A (a)	6	1,637
Multi-Utilities — 0.2%
Avista Corp.	15	556
Unitil Corp.	22	1,036
		1,592
Oil, Gas & Consumable Fuels — 4.1%
Antero Resources Corp. *	9	272
Arch Resources, Inc. (a)	18	2,129
Chord Energy Corp.	17	2,317
CNX Resources Corp. *	79	1,228
CONSOL Energy, Inc.	13	830
Delek US Holdings, Inc.	114	3,108
Dorian LPG Ltd.	43	584
Green Plains, Inc. *	40	1,154
Magnolia Oil & Gas Corp., Class A	208	4,132
Matador Resources Co.	35	1,712
Murphy Oil Corp.	121	4,245
Ovintiv, Inc.	122	5,598
PBF Energy, Inc., Class A *	25	876
PDC Energy, Inc.	66	3,814
Peabody Energy Corp. *	37	928
REX American Resources Corp. *	23	643
SM Energy Co.	33	1,245
		34,815

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	16	804
Personal Products — 1.9%
BellRing Brands, Inc. *	271	5,592
Herbalife Nutrition Ltd. *	185	3,683
Medifast, Inc.	25	2,698
Nu Skin Enterprises, Inc., Class A	43	1,445
USANA Health Sciences, Inc. *	44	2,435
		15,853
Pharmaceuticals — 1.5%
Aclaris Therapeutics, Inc. *	155	2,435
Amneal Pharmaceuticals, Inc. *	253	510
Amphastar Pharmaceuticals, Inc. *	49	1,385
Arvinas, Inc. *	61	2,724
Corcept Therapeutics, Inc. *	68	1,751
Esperion Therapeutics, Inc. *	11	72
Fulcrum Therapeutics, Inc. * (a)	160	1,294
Reata Pharmaceuticals, Inc., Class A *	98	2,473
		12,644
Professional Services — 2.5%
Barrett Business Services, Inc.	60	4,720
CACI International, Inc., Class A *	14	3,746
Heidrick & Struggles International, Inc.	7	174
Huron Consulting Group, Inc. *	55	3,622
Kelly Services, Inc., Class A	187	2,544
Kforce, Inc.	41	2,399
Korn Ferry	13	637
TriNet Group, Inc. *	10	698
TrueBlue, Inc. *	103	1,959
Upwork, Inc. *	52	707
		21,206
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc. *	124	1,004
Cushman & Wakefield plc *	76	869
Kennedy-Wilson Holdings, Inc.	128	1,987
		3,860
Road & Rail — 0.8%
ArcBest Corp.	73	5,333
Schneider National, Inc., Class B	53	1,072
Werner Enterprises, Inc.	11	406
		6,811
Semiconductors & Semiconductor Equipment — 2.5%
Amkor Technology, Inc.	66	1,120
Axcelis Technologies, Inc. *	41	2,459
Cirrus Logic, Inc. *	14	946

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Cohu, Inc. *	82	2,122
MACOM Technology Solutions Holdings, Inc. *	13	668
MaxLinear, Inc. *	30	992
Rambus, Inc. *	59	1,507
Semtech Corp. *	13	388
Silicon Laboratories, Inc. *	73	8,986
SiTime Corp. *	11	874
Veeco Instruments, Inc. *	78	1,424
		21,486
Software — 5.6%
Alkami Technology, Inc. *	11	162
Asana, Inc., Class A *	169	3,767
Blackline, Inc. *	48	2,893
Box, Inc., Class A *	210	5,122
CommVault Systems, Inc. *	48	2,570
eGain Corp. *	479	3,522
LiveRamp Holdings, Inc. *	94	1,701
Marathon Digital Holdings, Inc. * (a)	29	314
Momentive Global, Inc. *	202	1,176
PagerDuty, Inc. *	91	2,092
Paycor HCM, Inc. * (a)	49	1,458
Q2 Holdings, Inc. *	37	1,178
Qualys, Inc. *	25	3,467
Rapid7, Inc. *	42	1,789
Riot Blockchain, Inc. * (a)	193	1,351
Sprout Social, Inc., Class A *	31	1,851
SPS Commerce, Inc. *	3	311
Varonis Systems, Inc. *	200	5,316
Workiva, Inc. *	53	4,139
Xperi Holding Corp.	136	1,919
Zuora, Inc., Class A *	179	1,322
		47,420
Specialty Retail — 3.2%
Abercrombie & Fitch Co., Class A *	113	1,759
Academy Sports & Outdoors, Inc.	93	3,931
Asbury Automotive Group, Inc. *	3	423
Bed Bath & Beyond, Inc. * (a)	37	226
Group 1 Automotive, Inc.	17	2,457
Guess?, Inc. (a)	61	902
Hibbett, Inc.	20	977
Lithia Motors, Inc., Class A	3	558
Murphy USA, Inc.	31	8,639
ODP Corp. (The) *	68	2,390
Signet Jewelers Ltd.	19	1,064
Sleep Number Corp. *	23	778
Sonic Automotive, Inc., Class A	38	1,637

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Specialty Retail — continued
Winmark Corp.	3	714
Zumiez, Inc. *	54	1,156
		27,611
Textiles, Apparel & Luxury Goods — 1.2%
Crocs, Inc. *	70	4,788
Deckers Outdoor Corp. *	10	3,321
G-III Apparel Group Ltd. *	38	567
Steven Madden Ltd.	58	1,547
		10,223
Thrifts & Mortgage Finance — 1.9%
Axos Financial, Inc. *	33	1,123
Essent Group Ltd.	107	3,746
Luther Burbank Corp.	14	159
Merchants Bancorp	22	495
MGIC Investment Corp.	96	1,236
Mr. Cooper Group, Inc. *	15	595
NMI Holdings, Inc., Class A *	78	1,589
Northfield Bancorp, Inc.	109	1,558
Radian Group, Inc.	284	5,481
		15,982
Trading Companies & Distributors — 1.6%
BlueLinx Holdings, Inc. *	22	1,362
Boise Cascade Co.	23	1,360
GATX Corp.	8	698
MRC Global, Inc. *	225	1,614
NOW, Inc. *	484	4,862
Rush Enterprises, Inc., Class A	15	654
Titan Machinery, Inc. *	38	1,074
Veritiv Corp. *	17	1,699
WESCO International, Inc. *	2	239
		13,562
Water Utilities — 0.6%
American States Water Co.	71	5,531
Total Common Stocks (Cost $862,075)		832,200
Short-Term Investments — 4.5%
Investment Companies — 2.6%
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (b) (c) (Cost $21,529)	21,525	21,533

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — 1.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (b) (c)	14,581	14,581
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (b) (c)	1,844	1,844
Total Investment of Cash Collateral from Securities Loaned (Cost $16,423)		16,425
Total Short-Term Investments (Cost $37,952)		37,958
Total Investments — 102.3% (Cost $900,027)		870,158
Liabilities in Excess of Other Assets — (2.3)%		(19,422)
NET ASSETS — 100.0%		850,736

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at September 30, 2022. The total value of securities on loan at September 30, 2022 is $15,644.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2022.
Futures contracts outstanding as of September 30, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
Russell 2000 E-Mini Index	197	12/16/2022	USD	16,449	(1,929)

Abbreviations
USD	United States Dollar

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under the Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under the SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$870,158	$—	$—	$870,158
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,929)	$—	$—	$(1,929)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated

JPMorgan U.S. Small Company Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2022 (Unaudited) (continued)
(Dollar values in thousands)
issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2022
Security Description	Value at June 30, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2022	Shares at September 30, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.02% (a) (b)	$23,202	$48,345	$50,019	$1	$4	$21,533	21,525	$124	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.71% (a) (b)	18,571	26,000	30,000	8	2	14,581	14,581	90	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.73% (a) (b)	1,124	22,257	21,537	—	—	1,844	1,844	13	—
Total	$42,897	$96,602	$101,556	$9	$6	$37,958		$227	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2022.